Credit Facilities - Loans from third parties (Details)	12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Oct. 27, 2020 CNY (¥)	Oct. 27, 2020 USD ($)	Oct. 20, 2020 CNY (¥)	Oct. 20, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Nov. 13, 2018 CNY (¥)	Nov. 13, 2018 USD ($)
Line of Credit Facility [Line Items]
Properties pledged as collateral	¥ 36,626,600						$ 5,200,000
Total loans from third parties							7,562,123	$ 6,206,256
Total non-current loans from a third parties							(2,074,871)	(3,131,007)
Total current loans from third parties							5,487,252	3,075,249
Short-term loans - third parties							5,013,117	2,449,048
Subsequent events | CQ Penglin
Line of Credit Facility [Line Items]
Total balance of bank accounts frozen			¥ 181,573	$ 26,000
Continuing operations
Line of Credit Facility [Line Items]
Short-term loans - third parties							5,013,117	2,449,048
Discontinued operations
Line of Credit Facility [Line Items]
Short-term loans - third parties							$ 474,135	626,201
Sichuan Toucu Financial Information Services Co., Ltd
Line of Credit Facility [Line Items]
Weighted average interest rate	9.00%						9.00%
Total loans from third parties							$ 63,554	407,758
Chongqing Puluosi Small Mortgage Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%						12.00%
Total loans from third parties							$ 4,183,248	4,805,734
Number of complaints received		3
Default interest rate (as a percent)	18.00%						18.00%
Default interest amount		$ 781,000
Estimated legal cost		129,000
Repayment of debt	¥ 3,411,544	$ 500,000
Chongqing Puluosi Small Mortgage Co., Ltd. | Loan due on November 13, 2018
Line of Credit Facility [Line Items]
Total loans from third parties	10,000,000						$ 1,400,000
Chongqing Puluosi Small Mortgage Co., Ltd. | Loan due on December 21, 2018
Line of Credit Facility [Line Items]
Total loans from third parties	3,000,000						400,000
Chongqing Puluosi Small Mortgage Co., Ltd. | Loan due on January 2, 2019
Line of Credit Facility [Line Items]
Total loans from third parties	¥ 20,000,000						$ 2,800,000
Chongqing Zhouyang Shipping Co., Ltd
Line of Credit Facility [Line Items]
Weighted average interest rate	18.00%						18.00%
Total loans from third parties							$ 0	72,814
Short-term loans - third parties									¥ 33,000,000	$ 4,600,000
Mei Yang
Line of Credit Facility [Line Items]
Weighted average interest rate	24.00%						24.00%
Total loans from third parties							$ 7,077	43,688
Ping Wang
Line of Credit Facility [Line Items]
Weighted average interest rate	10.80%						10.80%
Total loans from third parties							$ 43,875	48,057
Yuzhu Hu
Line of Credit Facility [Line Items]
Weighted average interest rate	14.40%						14.40%
Total loans from third parties							$ 0	160,191
Yixuan Liu
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%						12.00%
Total loans from third parties							$ 84,920	87,377
Shuming Yang
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%						12.00%
Total loans from third parties							$ 169,839	174,754
Qin Cao
Line of Credit Facility [Line Items]
Weighted average interest rate	24.00%						24.00%
Total loans from third parties							$ 30,005	72,814
Maohua Xia
Line of Credit Facility [Line Items]
Weighted average interest rate	24.00%						24.00%
Total loans from third parties							$ 33,561	223,848
Bangwei Zhu
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%						12.00%
Total loans from third parties							$ 0	36,407
Mei Zhang
Line of Credit Facility [Line Items]
Weighted average interest rate	24.00%						24.00%
Total loans from third parties							$ 49,536	72,814
Gang Hu
Line of Credit Facility [Line Items]
Weighted average interest rate	7.13%						7.13%
Total loans from third parties							$ 120,303	0
Chongqing Reassurance Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate	17.40%						17.40%
Total loans from third parties							$ 273,294	0
Chunlan Zhuo
Line of Credit Facility [Line Items]
Weighted average interest rate	18.00%						18.00%
Total loans from third parties							$ 63,911	0
Chongqing Shouqing Trading Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%						12.00%
Total loans from third parties							$ 382,139	0
Shengli Huang
Line of Credit Facility [Line Items]
Weighted average interest rate	24.00%						24.00%
Total loans from third parties							$ 99,073	0
Xiaofen Ai
Line of Credit Facility [Line Items]
Weighted average interest rate	24.00%						24.00%
Total loans from third parties							$ 28,307	0
Chongqing Haobangshou Ecommerce Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate	6.00%						6.00%
Total loans from third parties							$ 1,415,328	0
Chongqing Haobangshou Ecommerce Co., Ltd. | Subsequent events
Line of Credit Facility [Line Items]
Weighted average interest rate					12.00%	12.00%
Total loans from third parties					¥ 10,000,000	$ 1,415,328
Feng Zhou
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%						12.00%
Total loans from third parties							$ 14,153	0
Xiaolin Cao
Line of Credit Facility [Line Items]
Total loans from third parties							$ 500,000	$ 0